INVENTORY (Tables)	12 Months Ended
Dec. 31, 2018
Inventories [Abstract]
Schedule of inventory properties

AS AT DEC. 31 (MILLIONS)	2018	2017
Residential properties under development	$2,001	$2,245
Land held for development	1,794	1,922
Completed residential properties	1,398	917
Industrial products and other[1]	1,796	1,227
Total	$6,989	$6,311

Schedule of current and non-current balances of inventory	The current and non-current balances of inventory are as follows:

AS AT DEC. 31 (MILLIONS)	2018	2017
Current	$4,578	$3,585
Non-current	2,411	2,726
Total	$6,989	$6,311